Cover	Sep. 27, 2021
Cover [Abstract]
Entity Registrant Name	First Wave BioPharma, Inc.
Entity Central Index Key	0001604191
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 27, 2021
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity File Number	001-37853
Entity Tax Identification Number	46-4993860
Entity Address Address Line 1	777 Yamato Road
Entity Address Address Line 2	Suite 502
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	589-7020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	FWBI
Security Exchange Name	NASDAQ